Document and Entity Information	0 Months Ended
Dec. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 29, 2014
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Dec. 29, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Jan. 31, 2014
Brandes Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	BEMIX
Brandes Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	BEMAX
Brandes Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	BEMCX